Annual Total Returns- Vanguard Developed Markets Index Fund (Investor) [BarChart] - Investor - Vanguard Developed Markets Index Fund - Investor Shares	2014	2015	2016	2017	2018	2019	2020
Total	(5.82%)	(0.29%)	2.36%	26.31%	(14.56%)	21.96%	10.11%